Directors' and key management remuneration - Summary of aggregate remuneration calculated in accordance with UK companies act 2006 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Directors And Key Management Remuneration [Abstract]
Emoluments	$ 9,069	$ 8,339	$ 9,186
Long term incentive plans	2,923	4,685	3,071
Total	11,992	13,024	12,257
Pension contributions: defined contribution plans	80	$ 135	$ 69
Gains made on exercise of share options	$ 107